Foreign Exchange	12 Months Ended
Dec. 31, 2021
Effects Of Changes In Foreign Exchange Rates [Abstract]
Foreign Exchange	FOREIGN EXCHANGE

	Years Ended December 31
	2021	2020
Unrealized foreign exchange loss - intercompany notes(1)	$12,000	$31,617
Unrealized foreign exchange gain - long-term notes & credit facilities	(13,905)	(22,385)
Realized foreign exchange gain	(963)	(544)
Foreign exchange (gain) loss	$(2,868)	$8,688
(1)During 2020, a series of intercompany notes totaling US$751.0 million were issued from a Canadian subsidiary to a U.S. subsidiary. During 2021, US$150.0 million of these notes were redeemed and cancelled. At December 31, 2021, US$601.0 million of this series of intercompany notes remained outstanding. These notes are eliminated upon consolidation within the Statement of Financial Position and are revalued at the relevant foreign exchange rate at each period end. Foreign exchange gains or losses incurred within the Canadian subsidiary are recognized in unrealized foreign exchange gain or loss whereas those within the U.S. subsidiary are recognized in other comprehensive income.